REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Brighthouse
Funds Trust I

In planning and performing our audits of the financial statements of Brighthouse Funds Trust I (the "Fund"), including the AB Global Dynamic Allocation Portfolio, AB International Bond Portfolio, American Funds Balanced Allocation Portfolio, American Funds
Growth Allocation Portfolio, American Funds Growth Portfolio,
American Funds Moderate Allocation Portfolio, AQR Global Risk
Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, Brighthouse Asset Allocation 100 Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Small
Cap Value Portfolio, Brighthouse/Aberdeen Emerging Markets
Equity Portfolio, Brighthouse/Artisan International Portfolio, Brighthouse/Eaton Vance Floating Rate Portfolio,
Brighthouse/Franklin Low Duration Total Return Portfolio, Brighthouse/Templeton International Bond Portfolio, Brighthouse/Wellington Large Cap Research Portfolio, Clarion
Global Real Estate Portfolio, Harris Oakmark International
Portfolio, Invesco Balanced-Risk Allocation Portfolio, Invesco Comstock Portfolio, Invesco Global Equity Portfolio, Invesco Small
Cap Growth Portfolio, JPMorgan Core Bond Portfolio, JPMorgan
Global Active Allocation Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Allocation Portfolio, Loomis
Sayles Growth Portfolio, MetLife Multi-Index Targeted Risk
Portfolio, MFS Research International Portfolio, Morgan Stanley Discovery Portfolio, PanAgora Global Diversified Risk Portfolio,
PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Emerging Markets Enhanced Index Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, T. Rowe Price Large Cap
Value Portfolio, T. Rowe Price Mid Cap Growth Portfolio, TCW
Core Fixed Income Portfolio, Victory Sycamore Mid Cap Value
Portfolio, Wells Capital Management Mid Cap Value Portfolio, and Western Asset Management Government Income Portfolio, as of and for the year ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund's internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of December 31, 2020.

This report is intended solely for the information and use of management and the Board of Trustees of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 24, 2021